Citigroup Mortgage Loan Trust 2021-J3 ABS-15G

Exhibit 99.1 - Schedule 3

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	324	97.01%
Delinquency, No Missing Data	10	2.99%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	334	100.00%